Share-Based Compensation	12 Months Ended
Mar. 31, 2026
Share-Based Compensation [Abstract]
SHARE-BASED COMPENSATION

15. SHARE-BASED COMPENSATION

The Company accounts for share-based compensation to employees in accordance with ASC 718, Compensation—Stock Compensation. Under ASC 718, the Company measures the cost of employee services received in exchange for an award of equity instruments based on the grant-date fair value of the award and, for those awards subject only to service conditions, the Company recognizes the costs on a straight-line basis over the requisite service period for the entire award the employee is required to provide service in exchange for the award, which generally is the vesting period.

Under the 2024 Equity Incentive Plan, the Company granted 621,720 shares (post-reverse stock split) at $3.05 per share to four consultants and one employee on November 26, 2024 (155,430, 155,430, 155,430, 77,715, and 77,715 shares respectively) and accrued US$1,241,651 and US$654,595 for selling expenses for the fiscal years ended March 31, 2026 and 2025, respectively. These shares were awarded with no vesting period and are amortized straight-line over the service period for 1 year tied to specified tasks.